LOANS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unpaid Contractual Principal Balance
With no related allowance recorded	$ 8,517,878	$ 6,276,730
With an allowance recorded	5,187,080	14,645,279
Total	13,704,958	20,922,009
Recorded Investment
With no related allowance recorded	6,029,043	5,873,811
With an allowance recorded	5,187,080	13,715,174
Total	11,216,123	19,588,985
Allowance for Loan Losses Allocated
With an allowance recorded	832,400	3,095,145
Average Recorded Investment
With no related allowance recorded	5,606,637	11,855,431
With an allowance recorded	8,593,521	7,196,930
Total	14,200,158	19,052,361
Interest Income Recognized
With no related allowance recorded	19,881	339,145
With an allowance recorded	41,453	86,314
Total	61,334	425,459
Cash Basis Interest Recognized
With no related allowance recorded		11,200
With an allowance recorded		4,827
Total		16,027
Real estate loans
Unpaid Contractual Principal Balance
With no related allowance recorded	8,357,903	5,368,993
With an allowance recorded	4,891,331	13,338,023
Recorded Investment
With no related allowance recorded	5,869,068	4,966,073
With an allowance recorded	4,891,331	12,407,918
Allowance for Loan Losses Allocated
With an allowance recorded	778,997	2,919,545
Average Recorded Investment
With no related allowance recorded	5,222,635	10,810,779
With an allowance recorded	7,939,390	6,527,721
Interest Income Recognized
With no related allowance recorded	18,956	304,629
With an allowance recorded	40,321	61,582
Cash Basis Interest Recognized
With no related allowance recorded		11,200
With an allowance recorded		4,827
Real estate loans | One-to-four family
Unpaid Contractual Principal Balance
With no related allowance recorded	494,195	799,309
With an allowance recorded	1,566,121	1,731,783
Recorded Investment
With no related allowance recorded	494,195	799,309
With an allowance recorded	1,566,121	1,731,783
Allowance for Loan Losses Allocated
With an allowance recorded	210,336	383,825
Average Recorded Investment
With no related allowance recorded	825,566	1,556,530
With an allowance recorded	986,926	1,114,300
Interest Income Recognized
With no related allowance recorded	8,634	33,329
With an allowance recorded	604	3,144
Cash Basis Interest Recognized
With no related allowance recorded		5,193
Real estate loans | Multi-family
Unpaid Contractual Principal Balance
With no related allowance recorded	367,883	387,757
With an allowance recorded	2,789,808	3,404,733
Recorded Investment
With no related allowance recorded	215,963	235,837
With an allowance recorded	2,789,808	3,404,733
Allowance for Loan Losses Allocated
With an allowance recorded	533,849	356,260
Average Recorded Investment
With no related allowance recorded	180,524	2,190,031
With an allowance recorded	3,201,616	1,790,613
Interest Income Recognized
With no related allowance recorded		88,194
With an allowance recorded	27,971	19,853
Cash Basis Interest Recognized
With no related allowance recorded		3,995
Real estate loans | Commercial
Unpaid Contractual Principal Balance
With no related allowance recorded	3,015,172	1,954,587
With an allowance recorded	535,402	1,402,461
Recorded Investment
With no related allowance recorded	2,702,491	1,954,587
With an allowance recorded	535,402	1,402,461
Allowance for Loan Losses Allocated
With an allowance recorded	34,812	98,754
Average Recorded Investment
With no related allowance recorded	2,045,209	3,226,800
With an allowance recorded	1,404,895	619,241
Interest Income Recognized
With no related allowance recorded		179,230
With an allowance recorded	8,000	38,585
Cash Basis Interest Recognized
With no related allowance recorded		2,012
With an allowance recorded		4,827
Real estate loans | Construction and land
Unpaid Contractual Principal Balance
With no related allowance recorded	4,480,653	2,227,340
With an allowance recorded		6,799,046
Recorded Investment
With no related allowance recorded	2,456,419	1,976,340
With an allowance recorded		5,868,941
Allowance for Loan Losses Allocated
With an allowance recorded		2,080,706
Average Recorded Investment
With no related allowance recorded	2,171,336	3,837,418
With an allowance recorded	2,345,953	3,003,567
Interest Income Recognized
With no related allowance recorded	10,322	3,876
With an allowance recorded	3,746
Commercial business
Unpaid Contractual Principal Balance
With no related allowance recorded	2,562	270,304
With an allowance recorded	257,896	1,293,442
Recorded Investment
With no related allowance recorded	2,562	270,304
With an allowance recorded	257,896	1,293,442
Allowance for Loan Losses Allocated
With an allowance recorded	22,713	161,786
Average Recorded Investment
With no related allowance recorded	142,047	460,871
With an allowance recorded	593,375	642,990
Interest Income Recognized
With no related allowance recorded	925	13,465
With an allowance recorded	1,132	24,732
Consumer
Unpaid Contractual Principal Balance
With an allowance recorded	37,853	13,814
Recorded Investment
With an allowance recorded	37,853	13,814
Allowance for Loan Losses Allocated
With an allowance recorded	30,690	13,814
Average Recorded Investment
With no related allowance recorded	241,955	583,781
With an allowance recorded	60,756	26,219
Interest Income Recognized
With no related allowance recorded		21,051
Consumer | Home equity
Unpaid Contractual Principal Balance
With no related allowance recorded	157,413	637,433
With an allowance recorded	28,118	13,814
Recorded Investment
With no related allowance recorded	157,413	637,434
With an allowance recorded	28,118	13,814
Allowance for Loan Losses Allocated
With an allowance recorded	28,118	13,814
Average Recorded Investment
With no related allowance recorded	241,267	583,781
With an allowance recorded	57,724	23,851
Interest Income Recognized
With no related allowance recorded		21,051
Consumer | Automobile and other
Unpaid Contractual Principal Balance
With an allowance recorded	9,735
Recorded Investment
With an allowance recorded	9,735
Allowance for Loan Losses Allocated
With an allowance recorded	2,572
Average Recorded Investment
With no related allowance recorded	688
With an allowance recorded	$ 3,032	$ 2,368